Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Line Items]
Rent expence	$ 1,479	$ 1,371	$ 2,418	$ 3,052
Lease expire year	2029		2027